Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
16	RELATED PARTY TRANSACTIONS

a)	Related parties

Name of related parties	Relationship
EaSuMed Holding Ltd.	Equity method investee
Guangzhou Burning Rock Biological Engineering Co., Ltd.	Company controlled by the Chief Executive Officer

b)	The Group had the following related party transactions:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Service received from:
EaSuMed Holding Ltd.	2,195	201	18	3

Rental income from:
Guangzhou Burning Rock Biological Engineering Co., Ltd.	187	—	—	—

Equipment usage service income from:
Guangzhou Burning Rock Biological Engineering Co., Ltd.	441	—	—	—